Cover	Jul. 23, 2025	Nov. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	Lexicon Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30111
Entity Tax Identification Number	76-0474169
Entity Address, Address Line One	2445 Technology Forest Blvd., 11th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	863-3000
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	LXRX
Security Exchange Name	NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001062822
Amendment Flag	false